Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 30, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000239886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Altegris/Crabel Multi-Strategy Fund
Average Annual Return, Percent		1.26%	1.10%	0.48%
C000239887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Altegris/Crabel Multi-Strategy Fund
Without Sales Load [Member] | C000239886
Average Annual Return [Line Items]
Average Annual Return, Percent		7.43%	7.29%	4.53%
Without Sales Load [Member] | C000239887
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%	7.18%	4.60%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent		(3.17%)	0.92%	1.58%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent		(3.17%)	0.92%	1.58%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		2.65%	5.43%	5.16%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		2.65%	5.43%	5.16%